UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Richard B. Nye
Address:  477 Madison Avenue, 16th Floor
          New York, NY  10022

13 File Number: 28-1709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard B. Nye
Title:
Phone:
Signature, Place and Date of Signing:

    Richard B. Nye  April 14, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total:    39777

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CALIFORNIA FEDERAL B ANK FSB,  COMMON STOCK     17306J301       11    55869 SH       SOLE                  55869        0        0
D DREYERS GRAND ICE CREAM INC CO OPTIONS - CALLS  2618780DN     3466    50000 SH  CALL SOLE                  50000        0        0
D FORDING CDN COAL TR TR UNIT    COMMON STOCK     345425102      622    31962 SH       SOLE                  31962        0        0
D HOUSEHOLD INTL CORP COM        COMMON STOCK     441815107    13673   499933 SH       SOLE                 499933        0        0
D PHARMACIA CORPORATION          COMMON STOCK     71713U102    21664   500312 SH       SOLE                 500312        0        0
D TECO ENERGY INC COM            OPTIONS - PUTS   8723750PB      341    32100 SH  PUT  SOLE                  32100        0        0
S REPORT SUMMARY                  6 DATA RECORDS               39777        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED